Related party transactions (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Share-based compensation expense	$ 2,754	$ 2,338	$ 2,806
Interest Expense Incurred	3,945	3,833
Chief Executive Officer and Director [Member]
IfrsStatementLineItems [Line Items]
Principal amount of subscription			30,000
QRC [member]
IfrsStatementLineItems [Line Items]
Interest Expense Incurred	$ 7,572	$ 4,476	$ 176